Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security Deposits	$ 1,102	$ 418
Restricted cash	110	33
Total Other Assets	$ 1,212	$ 451